Share Capital - Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan (Detail)	9 Months Ended
	Sep. 30, 2019 USD ($) yr $ / shares	Sep. 30, 2018 CAD ($) yr $ / shares
Disclosure of fair value measurement of equity [line items]
Fair Value at grant	$ 1.48	$ 5.99
Share price at grant | (per share)	$ 2.39	$ 10.79
Exercise price | (per share)	$ 2.79	$ 11.97
Expected Option Life	3.48	3
Risk free interest rate (based on government bonds)	1.50%	1.90%
Expected Volatility	98.02%	90.12%
Expected dividends